Debt (Tables)	12 Months Ended
Apr. 02, 2016
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Debt at April 2, 2016 is as follows (in thousands):

April 2, 2016
6.75% Senior Notes due 2023	$450,000
7.00% Senior Notes due 2025	550,000
Less unamortized issuance costs	(11,870)
Total long-term debt	$988,130